17. Suppliers - Forfaiting (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Suppliers Forfeiting [Abstract]
Suppliers - Forfeiting	R$ 365,696	R$ 78,416